REMS INTERNATIONAL REAL ESTATE VALUE-OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

	Security Description	Shares	Fair Value

92.35%	COMMON STOCKS
32.39%	DIVERSIFIED
	CapitalLand Ltd.	838,400	$1,664,394
	Centuria Capital Group	545,334	871,003
	Hulic Co., Ltd.	30,000	279,903
	Merlin Properties SOCIMI, S.A.	212,358	1,774,007
	NEXTDC Ltd.	190,131	1,672,259
	Shurgard Self Storage SA	39,290	1,713,669
	SUNeVision Holdings Ltd.	2,507,000	2,044,392
	Swire Pacific Ltd.	1,240,000	1,027,187
	The Wharf (Holdings) Ltd.	621,000	1,235,574
			12,282,388
26.07%	MULTI-FAMILY/HOUSING
	ADO Properties S.A.	49,761	1,379,236
	Aedas Homes S.A.U.	73,600	1,580,903
	Boardwalk Real Estate Investment Trust	70,100	1,445,062
	Glenveagh Properties PLC	2,383,200	1,907,063
	Grainger PLC	472,502	1,811,969
	Irish Residential Properties REIT PLC	1,066,400	1,762,955
			9,887,188
24.75%	OFFICE/INDUSTRIAL

	BR Properties S.A.	905,700	1,451,468
	Corporacion Inmobiliaria Vesta SAB	1,257,564	1,895,033
	Derwent London PLC	40,600	1,346,348
	National Storage REIT	1,347,337	1,751,480
	St. Modwen Properties PLC	275,782	1,113,803
	VIB Vermoegen AG	57,314	1,827,812

			9,385,944
3.32%	RETAIL

	Shopping Centres Australasia Property Group	822,012	1,259,924
5.82%	SELF STORAGE
	Big Yellow Group PLC	164,341	2,205,350
92.35%	TOTAL COMMON STOCKS		35,020,794
6.37%	MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685%**	2,415,825	2,415,825
98.72%	NET INVESTMENTS IN SECURITIES		37,436,619
1.28%	Other assets, net of liabilities		486,188

100.00%	NET ASSETS		$37,922,807

*Non-income producing

**Effective 7 day yield as of September 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$35,020,794	$-	$-	$35,020,794
Money Market Funds	2,415,825	-	-	2,415,825
Net Investments in Securities	$37,436,619	$-	$-	$37,436,619

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2020.

At September 30, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $36,593,946 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,750,329
Gross unrealized depreciation	(2,907,656)
Net unrealized depreciation	$842,673